Financial Instruments - Long-Term Debt Outstanding Maturities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Debt Instrument [Line Items]
2013	$ 3,964
2014	3,987
2015	3,074
2016	4,500
AFTER 2016	19,406
TOTAL	$ 34,931	[1],[2]	$ 38,410	[1],[2]

[1]	Includes foreign currency debt with fair values of $919 million at December 31, 2011 and $880 million at December 31, 2010, which are used as hedging instruments.
[2]	The fair value of our long-term debt is $40.1 billion at December 31, 2011 and $42.3 billion at December 31, 2010.